SEGMENT REPORTING - Summary information by segment for continuing operations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
SEGMENT REPORTING
Number of reportable segments | segment	2
Total segment and consolidated revenue	$ 43,101	$ 57,025	$ 53,770
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(29,107)	(35,025)	(24,780)
Total segment and consolidated cost of revenue-depreciation and amortization	(10,948)	(26,170)	(14,729)
Total segment and consolidated cost	(40,055)	(61,195)	(39,509)
Reconciling items:
Other operating income	180	115	284
Government grant		29
Impairment of cryptocurrency assets	(2,359)	(9,396)	(12,255)
Impairment of intangible assets	0	(56,094)	(56)
Operating profit (loss)	(25,193)	(89,638)	(44,318)
Other income, net	691	9,031	594
Interest income	242	150	56
Interest expense		218	775
(Loss) gain from equity method investments	(295)	164	(1,184)
Gain on previously held equity interest			5,500
Impairment of long-term investments	(1,408)	(2,250)	0
Gain from disposal of subsidiaries		3,340	234
Change in fair value of derivative instruments	(35)
Gain from disposal of long-term investments	614
Income tax benefits			359
Net loss from continuing operations	(25,384)	(79,421)	(39,534)
Inter-segment
SEGMENT REPORTING
Total segment and consolidated revenue	(11,943)	(7,593)	(2,768)
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	11,943	7,593	2,768
Total segment and consolidated cost of revenue-depreciation and amortization			295
Reconciling items
Reconciling items:
Operating expenses	(19,492)	(24,495)	(24,409)
Other operating income	180	115	284
Government grant		29
Other operating expenses	(13,642)	(2,370)	(14,658)
Net gain (loss) on disposal of cryptocurrency assets	7,074	(7,835)	971
Impairment of cryptocurrency assets	(2,359)	(9,396)	(12,255)
Impairment of property and equipment		(35,224)	(22,392)
Changes in fair value of contingent considerations		1,247	13,936
Impairment of intangible assets		(7,539)	(56)
Data center | Operating segments
SEGMENT REPORTING
Total segment and consolidated revenue	33,482	17,580	14,593
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(21,834)	(17,515)	(12,707)
Total segment and consolidated cost of revenue-depreciation and amortization	(2,480)	(4,983)	(2,506)
Data center | Inter-segment
SEGMENT REPORTING
Total segment and consolidated revenue	11,943	7,593	2,768
Cryptocurrency mining | Operating segments
SEGMENT REPORTING
Total segment and consolidated revenue	21,562	46,839	39,429
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(19,216)	(21,678)	(13,174)
Total segment and consolidated cost of revenue-depreciation and amortization	$ (8,468)	(21,185)	(12,412)
Others | Operating segments
SEGMENT REPORTING
Total segment and consolidated revenue		199	2,516
Total segment and consolidated cost of revenue-exclusive depreciation and amortization		(3,425)	(1,667)
Total segment and consolidated cost of revenue-depreciation and amortization		$ (2)	$ (106)